Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss (FVTPL)
Financial assets at FVTPL		$ 137,926	$ 68,256
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL	$ 223,352	267,000	$ 262,350
Financial Assets Current | Pre Redemption Right
Financial assets at fair value through profit or loss (FVTPL)
Financial assets at FVTPL		137,926
Financial Liabilities Current | Conversion Right
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL		$ 267,000
Financial Liabilities Current | K2HV Warrants
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL	$ 223,352